Pension and other postretirement benefits (Details) (USD $) In Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Other Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Interest cost	$ 1,667	$ 1,820	$ 3,334	$ 3,641
Expected return on plan assets	(1,963)	(1,806)	(3,926)	(3,613)
Amortization of prior service credit	(936)	(936)	(1,871)	(1,871)
Amortization of net actuarial losses	1,354	1,352	2,708	2,703
Net periodic benefit expense	122	430	245	860
Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Interest cost	41	45	82	90
Expected return on plan assets	0	0	0	0
Amortization of prior service credit	0	0	0	0
Amortization of net actuarial losses	0	0	0	0
Net periodic benefit expense	$ 41	$ 45	$ 82	$ 90